T. ROWE PRICE EQUITY INCOME FUND
March 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 94.1%
COMMUNICATION SERVICES 6.2%
Diversified Telecommunication Services 3.3%
AT&T	3,360,000	105,370
CenturyLink	2,175,000	26,078
Telefonica (EUR)	13,100,000	109,737
Verizon Communications	7,170,000	423,962
		665,147
Entertainment 1.1%
Fox, Class C (1)	3,930,003	141,009
Walt Disney	640,000	71,059
		212,068
Media 1.8%
Comcast, Class A	5,750,000	229,885
News, Class A	11,400,000	141,816
		371,701
Total Communication Services		1,248,916
CONSUMER DISCRETIONARY 2.5%
Auto Components 0.1%
Adient	1,275,000	16,524
		16,524
Hotels, Restaurants & Leisure 1.0%
Las Vegas Sands	3,260,000	198,730
		198,730
Leisure Products 0.5%
Mattel (1)	7,375,000	95,875
		95,875
Multiline Retail 0.5%
Kohl's	1,470,000	101,092
		101,092

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Specialty Retail 0.4%
L Brands	2,890,000	79,706
		79,706
Total Consumer Discretionary		491,927
CONSUMER STAPLES 7.5%
Beverages 0.4%
PepsiCo	740,000	90,687
		90,687
Food & Staples Retailing 1.0%
Walmart	2,035,000	198,474
		198,474
Food Products 2.9%
Archer-Daniels-Midland	660,000	28,466
Conagra Brands	7,540,000	209,159
Kellogg	650,000	37,297
Tyson Foods, Class A	4,370,000	303,409
		578,331
Household Products 1.6%
Kimberly-Clark	2,605,000	322,759
		322,759
Personal Products 0.2%
Coty, Class A	2,975,000	34,213
		34,213
Tobacco 1.4%
Philip Morris International	3,105,000	274,451
		274,451
Total Consumer Staples		1,498,915
ENERGY 9.9%
Oil, Gas & Consumable Fuels 9.9%
Chevron	1,555,000	191,545
EQT	575,000	11,926
Equitrans Midstream	1,425,000	31,036
.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Exxon Mobil	6,215,000	502,172
Hess	3,050,000	183,701
Occidental Petroleum	3,240,000	214,488
Pioneer Natural Resources	825,000	125,631
TOTAL (EUR)	7,400,000	411,807
TransCanada	7,220,000	324,467
Total Energy		1,996,773
FINANCIALS 22.3%

Banks 10.9%
Bank of America	410,000	11,312
Citigroup	2,400,000	149,328
Fifth Third Bancorp	9,900,000	249,678
JPMorgan Chase	6,055,000	612,948
KeyCorp	2,325,000	36,619
PNC Financial Services Group	1,610,000	197,483
U.S. Bancorp	5,470,000	263,599
Wells Fargo	13,760,000	664,883
		2,185,850
Capital Markets 4.6%
Ameriprise Financial	280,000	35,868
Bank of New York Mellon	1,520,000	76,653
Franklin Resources	5,400,000	178,956
Morgan Stanley	7,750,000	327,050
Northern Trust	660,000	59,671
State Street	3,900,000	256,659
		934,857
Insurance 6.8%
American International Group	6,210,000	267,403
Brighthouse Financial (1)	2,570,000	93,265
Chubb	2,430,000	340,394
Loews	4,550,000	218,082
Marsh & McLennan	810,000	76,059
MetLife	5,860,000	249,460

.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Willis Towers Watson	680,000	119,442
		1,364,105
Total Financials		4,484,812
HEALTH CARE 12.5%
Biotechnology 1.2%
Gilead Sciences	3,620,000	235,336
		235,336
Health Care Equipment & Supplies 1.9%
Becton Dickinson & Company	285,000	71,173
Medtronic	2,905,000	264,587
Zimmer Biomet Holdings	275,000	35,118
		370,878
Health Care Providers & Services 2.7%
Anthem	1,180,000	338,636
CVS Health	3,820,000	206,013
		544,649
Pharmaceuticals 6.7%
Bristol-Myers Squibb	2,140,000	102,099
GlaxoSmithKline (GBP)	6,625,000	137,640
GlaxoSmithKline, ADR	1,110,000	46,387
Johnson & Johnson	2,920,000	408,187
Merck	2,980,000	247,847
Pfizer	9,630,000	408,986
		1,351,146
Total Health Care		2,502,009
INDUSTRIALS & BUSINESS SERVICES 11.6%
Aerospace & Defense 3.6%
Boeing	1,030,000	392,863
Harris	2,045,000	326,607
Northrop Grumman	50,000	13,480
		732,950

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Air Freight & Logistics 1.3%
United Parcel Service, Class B	2,415,000	269,852
		269,852
Airlines 1.4%
Alaska Air Group	2,270,000	127,392
Delta Air Lines	1,750,000	90,388
Southwest Airlines	1,100,000	57,101
		274,881
Building Products 1.5%
Johnson Controls International	7,980,000	294,781
		294,781
Commercial Services & Supplies 0.6%
Stericycle (1)	2,260,000	122,989
		122,989
Electrical Equipment 0.8%
Emerson Electric	1,710,000	117,084
nVent Electric	1,520,000	41,009
		158,093
Industrial Conglomerates 0.8%
General Electric	16,050,000	160,340
		160,340
Machinery 0.7%
Flowserve	210,000	9,479
Illinois Tool Works	220,000	31,577
PACCAR	840,000	57,237
Pentair	760,000	33,828
Wabtec	75,596	5,573
		137,694
Professional Services 0.9%
Nielsen Holdings	7,340,000	173,738
		173,738
Total Industrials & Business Services		2,325,318

.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 7.7%
Communications Equipment 1.8%
Cisco Systems	6,890,000	371,991
		371,991
Electronic Equipment, Instruments & Components 0.2%
TE Connectivity	390,000	31,492
		31,492
Semiconductors & Semiconductor Equipment 3.3%
Applied Materials	2,730,000	108,272
NXP Semiconductors	460,000	40,659
QUALCOMM	6,320,000	360,430
Texas Instruments	1,440,000	152,741
		662,102
Software 2.0%
Microsoft	3,485,000	411,021
		411,021
Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise	2,300,000	35,489
Western Digital	770,000	37,006
		72,495
Total Information Technology		1,549,101
MATERIALS 4.5%
Chemicals 3.1%
Akzo Nobel (EUR)	333,333	29,611
CF Industries Holdings	4,040,000	165,155
DowDuPont	7,450,000	397,160
PPG Industries	215,000	24,267
		616,193
Construction Materials 0.3%
Vulcan Materials	520,000	61,568
		61,568

.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Containers & Packaging 0.9%
International Paper	4,070,000	188,319
		188,319
Metals & Mining 0.2%
Nucor	780,000	45,513
		45,513
Total Materials		911,593
REAL ESTATE 3.0%
Equity Real Estate Investment Trusts 3.0%
Equity Residential, REIT	2,560,000	192,819
Rayonier, REIT	3,880,000	122,298
SL Green Realty, REIT	1,290,000	115,997
Weyerhaeuser, REIT	6,880,000	181,219
Total Real Estate		612,333
UTILITIES 5.8%
Electric Utilities 3.9%
Duke Energy	1,095,000	98,550
Edison International	2,220,000	137,462
Evergy	1,610,000	93,460
PG&E (1)	847,283	15,082
Southern	8,520,000	440,314
		784,868
Multi-Utilities 1.9%
NiSource	10,540,000	302,076
Sempra Energy	650,000	81,809
		383,885
Total Utilities		1,168,753
Total Miscellaneous Common Stocks 0.6% (2)		120,629
Total Common Stocks (Cost $14,290,608)		18,911,079

.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS 2.5%
HEALTH CARE 0.8%
Health Care Equipment & Supplies 0.8%
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	2,699,275	167,965
Total Health Care		167,965
UTILITIES 1.7%
Electric Utilities 0.9%
NextEra Energy, 6.123%, 9/1/19	2,835,000	176,410
		176,410
Multi-Utilities 0.8%
DTE Energy, 6.50%, 10/1/19	440,000	24,412
Sempra Energy, Series A, 6.00%, 1/15/21	960,000	101,642
Sempra Energy, Series B, 6.75%, 7/15/21	291,531	30,993
		157,047
Total Utilities		333,457
Total Convertible Preferred Stocks (Cost $420,916)		501,422

CORPORATE BONDS 0.7%
Corporate Bonds 0.6%
Axa, 7.25%, 5/15/21 (3)	41,500,000	41,562
Mattel, 6.75%, 12/31/25 (3)	68,632,000	67,517
		109,079
Total Miscellaneous Corporate Bonds 0.1% (2)		28,138
Total Corporate Bonds (Cost $135,881)		137,217

SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 2.49% (4)(5)	560,305,057	560,305
Total Short-Term Investments (Cost $560,305)		560,305

.

$ Value
(Cost and value in $000s)

Total Investments in Securities 100.1%
(Cost $15,407,710)	$20,110,023
Other Assets Less Liabilities (0.1)%	(22,718)

Net Assets 100.0%	$20,087,305

ADR	American Depositary Receipts
EUR	Euro
GBP	British Pound
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

.

‡	Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $109,079 and represents 0.6% of net assets.
(4)	Seven-day yield
(5)	Affiliated Companies

T. ROWE PRICE EQUITY INCOME FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$2,221	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$350,398	¤	¤$	560,305	^

The accompanying notes are an integral part of this Portfolio of Investments.

.

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,221 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $560,305.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY INCOME FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Equity Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new

T. ROWE PRICE EQUITY INCOME FUND

rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE EQUITY INCOME FUND

($000s)	Level 1	Level 2		Level 3	Total Value
Assets
Common Stocks	$18,222,284	$688,795	$	— $	18,911,079
Convertible Preferred Stocks	—	501,422		—	501,422
Corporate Bonds	—	137,217		—	137,217
Short-Term Investments	560,305	—		—	560,305
Total	$18,782,589	$1,327,434	$	— $	20,110,023